Segment reporting (Details 2) - Operating segments	12 Months Ended
	Mar. 31, 2018 USD ($) Customer	Mar. 31, 2017 USD ($) Customer	Mar. 31, 2016 USD ($) Customer
Disclosure of products and services [line items]
Number of major customers | Customer	2	0	1
Revenue	$ 413,901,480	$ 0	$ 563,451,016
Percentage of revenue generated from major customer	100.00%	100.00%	100.00%
Major Customer
Disclosure of products and services [line items]
Revenue	$ 118,797,692	$ 0	$ 77,180,506
Percentage of revenue generated from major customer	29.00%	0.00%	14.00%